Vessels, Net and Other Fixed Assets, Net	12 Months Ended
Dec. 31, 2015
Vessels, Net and Other Fixed Assets, Net [Abstract]
Vessels, Net and Other Fixed Assets, Net
5.       Vessels, Net and Other Fixed Assets, Net

The amounts shown in the consolidated balance sheets are analyzed as follows:

	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance, January 1, 2014	$424,105,871	$(38,075,714)	$386,030,157
Depreciation	-	(15,075,915)	(15,075,915)
Balance, December 31, 2014	$424,105,871	$(53,151,629)	$370,954,242
Depreciation	-	(15,075,915)	(15,075,915)
Impairment loss	(30,879,525)	9,237,436	(21,642,089)
Balance, December 31, 2015	$393,226,346	$(58,990,108)	$334,236,238

All the Company's vessels are first-priority mortgaged as collateral to secure the bank loans discussed in Note 8.

Due to the continued decline in world trade and prevailing weak conditions in the containership charter market, especially during the last two quarters of 2015, the Company assessed the carrying amount in connection with the estimated recoverable amount for each of its vessels. Based on this assessment, the carrying amounts of two of the Company's older vessels, the Box Hong Kong and the Box China, were assessed not to be recoverable. The Company used a probability weighted approach to estimate the future undiscounted net operating cash flows, assigning probabilities for both selling or keeping these vessels, in order to capture the continued deterioration in the time charter rates and negative market outlook after the expiration of their existing time charter contracts. As a result, an impairment loss relating to these two older vessels amounting to $21,642,089 has been recognized and is separately reflected in the consolidated statements of comprehensive income / (loss). The Company has not committed to any plan to dispose any of these vessels prior to the end of their estimated useful lives.

As of December 31, 2014 and 2015, the cost of other fixed assets amounted to $299,922 and the accumulated depreciation amounted to $197,524 and $257,506, respectively, and consists of computer systems installed on board the vessels to improve their efficiency. Other fixed assets are stated at cost less accumulated depreciation. Depreciation for other fixed assets is calculated using the straight-line method over the useful life of the assets, which is estimated to be 5 years. Depreciation charged for each of the years ended December 31, 2013, 2014 and 2015 amounted to $59,982.